Condensed Statements of Cash Flows	4 Months Ended	7 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)		Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (1,531,856)	$ (25,094,982)		$ 41,180,261
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party	37,791	37,791
Change in fair value of derivative warrant liabilities	(574,660)	22,411,660		(42,386,130)
Financing costs - derivative warrant liabilities	1,636,200
Transaction costs - derivative warrant liabilities		1,636,200
Net gain from investments held in Trust Account	(104,289)	(282,641)		(174,994)
Changes in operating assets and liabilities:
Prepaid expenses	(356,022)	(308,554)		92,620
Accounts payable	81,196	726,316		14,757
Accrued expenses	341,597	20,454		379,506
Due to related party		284,646		438,842
Net cash used in operating activities	(470,043)	(569,110)		(455,138)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(575,000,000)	(575,000,000)
Net cash used in investing activities	(575,000,000)	(575,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	(235,986)	(235,986)
Proceeds received from initial public offering, gross	575,000,000	575,000,000
Proceeds received from private placement	14,350,000	14,350,000
Offering costs paid	(11,943,579)	(11,943,580)
Net cash provided by financing activities	577,170,435	577,170,434
Net increase (decrease) in cash	1,700,392	1,601,324		(455,138)
Cash - beginning of the period	0	0		1,601,324 [1]
Cash - end of the period	1,700,392	1,601,324	[1]	1,146,186
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor	25,000	25,000
Offering costs included in accrued expenses		85,000
Offering costs paid through note payable - related party		198,195
Deferred offering costs included in accrued expenses	85,000
Deferred offering costs included in note payable	198,195
Deferred offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor	25,000	25,000
Deferred underwriting commissions	$ 20,125,000	$ 20,125,000	[1]	$ 20,125,000

[1]	See Note 2, Revision to Previously Issued Financial Statements.